CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 IDR (Rp) Rp / shares	Dec. 31, 2018 IDR (Rp) Rp / shares	Dec. 31, 2017 IDR (Rp) Rp / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
REVENUES	$ 9,765	Rp 135,557	Rp 130,788	Rp 128,256
Operation, maintenance and telecommunication service expenses	(2,698)	(37,453)	(43,893)	(36,603)
Depreciation and amortization	(1,960)	(27,204)	(21,442)	(20,477)
Personnel expenses	(937)	(13,012)	(13,178)	(13,529)
Marketing expenses	(246)	(3,416)	(4,001)	(5,268)
General and administrative expenses	(447)	(6,207)	(6,594)	(5,260)
Interconnection expenses	(366)	(5,077)	(4,283)	(2,987)
Gains (losses) on foreign exchange - net	(6)	(89)	71	51
Other income (expense) - net	64	895	1,065	(281)
OPERATING PROFIT	3,169	43,994	38,533	43,902
Finance income	79	1,095	1,014	1,434
Finance costs	(393)	(5,452)	(3,523)	(2,769)
Share in profit (loss) of associated companies - net	(12)	(166)	53	61
Impairment of long term investment in associated companies	(84)	(1,172)
Profit before income tax	2,759	38,299	36,077	42,628
INCOME TAX (EXPENSE) BENEFIT
Current	(765)	(10,619)	(9,432)	(11,357)
Deferred	13	180	66	1,399
Net Income Tax Expense	(752)	(10,439)	(9,366)	(9,958)
Profit for the year	2,007	27,860	26,711	32,670
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	(7)	(105)	148	24
Net gain (loss) on available-for-sale financial assets	1	9		20
Share of other comprehensive income of associated companies	1	16	(14)	(1)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit plan actuarial gain (loss) - net	(152)	(2,109)	4,820	(2,375)
Other Comprehensive Income (losses) - net	(157)	(2,189)	4,954	(2,332)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,850	25,671	31,665	30,338
Profit for the year attributable to:
Owners of the parent company	1,374	19,068	17,802	22,120
Non-controlling interests	633	8,792	8,909	10,550
Profit for the year	2,007	27,860	26,711	32,670
Total comprehensive income for the year attributable to:
Owners of the parent company	1,227	17,029	22,631	19,927
Non-controlling interests	623	8,642	9,034	10,411
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 1,850	Rp 25,671	Rp 31,665	Rp 30,338
BASIC AND DILUTED EARNINGS PER SHARE (in full amount)
Profit per share | (per share)	$ 0.01	Rp 192.49	Rp 179.71	Rp 223.30
Profit per ADS (100 Series B shares per ADS) | (per share)	$ 1.39	Rp 19,248.51	Rp 17,970.52	Rp 22,329.40